Restructuring and Impairment Charges Restructuring Reserves (Details) - TFCF Integration - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 676	$ 0
Restructuring Charges	453	906
Payments for Restructuring	(772)	(230)
Ending Balance	357	676
Disney Media and Entertainment Distribution
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	382	713
Disney Parks, Experiences and Products
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	9	11
Corporate, Non-Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 62	$ 182